Business Acquisitions - ITC (Details) CAD / shares in Units, $ / shares in Units, CAD in Millions, $ in Millions			3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 14, 2016 CAD shares	Oct. 14, 2016 USD ($) $ / shares CAD / $ shares	Jun. 30, 2017 CAD CAD / $	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Jun. 30, 2016 CAD	Jun. 30, 2017 CAD CAD / $	Jun. 30, 2016 CAD	Dec. 31, 2016 CAD	Oct. 31, 2016	Oct. 13, 2016 CAD / shares CAD / $
Business Acquisition [Line Items]
Advances from non-controlling interests			CAD 2			CAD 1	CAD 3	CAD 1
Closing share price (CAD per share) | CAD / shares											CAD 40.96
Foreign exchange rate (CAD per USD) | CAD / $		1.32	1.30				1.30				1.32
ITC
Business Acquisition [Line Items]
Noncontrolling ownership (percent)		19.90%								19.90%
ITC
Business Acquisition [Line Items]
Aggregate purchase price	CAD 15,700	$ 11,800
Consolidated indebtedness at fair value acquired	CAD 6,300	$ 4,800
Cash paid per share (USD per share) | $ / shares		$ 22.57
Entity shares issued per acquiree share | shares	0.7520	0.7520
Cash and share consideration given	CAD 9,342	$ 7,000
Payment for ownership	CAD 4,658	3,500
Advances from non-controlling interests | $		$ 1,228
Shares issued per share purchased | shares	114,400,000	114,400,000
Share consideration	CAD 4,684	$ 3,500
Acquisition-related expenses									CAD 118
Acquisition-related expenses, net of tax									90
Accelerated vesting of the stock-based compensation awards				CAD 22	$ 17
ITC | ITC
Business Acquisition [Line Items]
Accelerated vesting of the stock-based compensation awards				CAD 27	$ 21
ITC | Operating expenses
Business Acquisition [Line Items]
Acquisition-related expenses									79
Acquisition-related expenses, net of tax									62
ITC | Finance charges
Business Acquisition [Line Items]
Acquisition-related expenses									39
Acquisition-related expenses, net of tax									CAD 28
ITC | Bridge loan | Credit facility
Business Acquisition [Line Items]
Drawings from non-revolving term senior unsecured equity bridge credit facility	CAD 535	404
ITC | US Shareholder Note
Business Acquisition [Line Items]
Face value | $		199
ITC | Unsecured
Business Acquisition [Line Items]
Face value | $		$ 2,000